Consolidated Cash Flow Statement - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Cash flows from operating activities
Profit after tax		£ 733	£ 1,146	[1]	£ 1,302	[1]
Non-cash items included in profit:
- Depreciation and amortisation		543	375	[1]	354	[1]
- Provisions for other liabilities and charges		441	257	[1]	393	[1]
- Impairment losses		239	189	[1]	257	[1]
- Corporation tax charge		279	399	[1]	515	[1]
- Other non-cash items		(439)	238	[1]	(208)	[1]
- Pension charge for defined benefit pension schemes		35	79	[1]	32	[1]
Adjustments to reconcile profit (loss)		1,098	1,537	[1]	1,343	[1]
Net change in operating assets and liabilities:
- Cash and balances at central banks		(71)	(255)	[1]	(25)	[1]
- Trading assets		0	24,528	[1]	(941)	[1]
- Derivative assets		1,943	14,683	[1]	5,529	[1]
- Other financial assets at fair value through profit or loss		1,664	(3,635)	[1]	25	[1]
- Loans and advances to banks and customers		170	(9,129)	[1]	(1,832)	[1]
- Other assets		247	(246)	[1]	(246)	[1]
- Deposits by banks and customers		641	926	[1]	10,900	[1]
- Derivative liabilities		79	(16,244)	[1]	(5,490)	[1]
- Trading liabilities		0	(31,101)	[1]	15,017	[1]
- Other financial liabilities at fair value through profit or loss		(959)	4,106	[1]	717	[1]
- Debt securities in issue		(529)	(2,524)	[1]	132	[1]
- Other liabilities		(568)	(556)	[1]	(1,397)	[1]
Net change in operating assets and liabilities		2,617	(19,447)	[1]	22,389	[1]
Corporation taxes paid		(292)	(391)	[1]	(484)	[1]
Effects of exchange rate differences		(1,079)	1,750	[1]	(574)	[1]
Net cash flows from operating activities		3,077	(15,405)	[1]	23,976	[1]
Cash flows from investing activities
Investments in other entities		0	(66)	[1]
Proceeds from disposal of subsidiaries	[2]	0	348	[1]
Purchase of property, plant and equipment and intangible assets		(505)	(696)	[1]	(542)	[1]
Proceeds from sale of property, plant and equipment and intangible assets		108	26	[1]	52	[1]
Purchase of financial assets at amortised cost and financial assets at fair value through other comprehensive income	[3]	(5,013)	(7,002)	[1]	(726)	[1]
Proceeds from sale and redemption of financial assets at amortised cost and financial assets at fair value through other comprehensive income	[3]	8,300	3,708	[1]	2,032	[1]
Net cash flows from investing activities		2,890	(3,682)	[1]	816	[1]
Cash flows from financing activities
Issue of other equity instruments		500			500	[1]
Issuance costs of other equity instruments		0			(4)	[1]
Issue of debt securities and subordinated notes		4,145	10,642	[1]	6,645	[1]
Issuance costs of debt securities and subordinated notes		(15)	(23)	[1]	(15)	[1]
Repayment of debt securities and subordinated notes		(7,969)	(6,281)	[1]	(13,763)	[1]
Repurchase of preference shares and other equity instruments		(318)	(290)	[1]
Dividends paid on ordinary shares		(315)	(1,139)	[1]	(829)	[1]
Dividends paid on preference shares and other equity instruments		(142)	(157)	[1]	(152)	[1]
Dividends paid on non-controlling interests		(12)	(22)	[1]	(19)	[1]
Net cash flows from financing activities		(4,126)	2,730	[1]	(7,637)	[1]
Change in cash and cash equivalents		1,841	(16,357)	[1]	17,155	[1]
Cash and cash equivalents at beginning of the year	[1]	26,029	42,226		25,705
Effects of exchange rate changes on cash and cash equivalents		(53)	160	[1]	(634)	[1]
Cash and cash equivalents at the end of the year		27,817	26,029	[1]	42,226	[1]
Cash and cash equivalents consist of:
Cash and balances at central banks		21,180	19,747	[1]	32,771	[1]
Less: regulatory minimum cash balances		(707)	(636)	[1]	(395)	[1]
Cash and bank balances at central banks less regulatory minimum cash balances		20,473	19,111	[1]	32,376	[1]
Net trading other cash equivalents		0			5,953	[1]
Net non-trading other cash equivalents		7,344	6,918	[1]	3,897	[1]
Cash and cash equivalents at the end of the year		£ 27,817	£ 26,029	[1]	£ 42,226	[1]

[1]	Adjusted to reflect the amendment to IAS 12, as described in Note 1.
[2]	In 2018, the Santander UK group sold a number of subsidiaries for a cash consideration of £348m, which equalled the carrying amount of the net assets disposed of.
[3]	Amounts in 2017, prior to the adoption of IFRS 9, are in respect of financial investments.